Financial assets - Movement in provisions that cover impairment losses (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of changes in loss allowance of financial instruments
Impairment loss (reversal)	€ 7,030	€ 4,368
Financial assets at amortised cost, category
Disclosure of reconciliation of changes in loss allowance of financial instruments
Net impairment losses charged to income for the period	7,441	5,199
Impairment losses charged to income	12,616	9,697
Impairment losses reversed with a credit to income	(5,175)	(4,498)
Write-off of impaired assets against recorded allowance	(5,183)	(6,246)
Exchange differences and other	(1,716)	434
Previously written-off assets recovered	543	837
Impairment loss (reversal)	7,027	4,362
Impairment losses (preIFRS9)		4,362
Financial assets at amortised cost, category | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at beginning of period	22,713	23,945
Financial assets at end of period	23,255	23,332
Financial instruments credit-impaired | Financial assets at amortised cost, category | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at end of period	13,571	15,110
Financial instruments not credit-impaired | Financial assets at amortised cost, category | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at end of period	9,684	8,222
Expected credit losses individually assessed | Financial assets at amortised cost, category | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at end of period	3,358	4,983
Expected credit losses collectively assessed | Financial assets at amortised cost, category | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at end of period	€ 19,897	€ 18,349